Long-Term Debt, net (Details Narrative) - USD ($)	2 Months Ended	6 Months Ended
	Aug. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities		$ 0	$ 34,250,000
Cash and cash equivalents		43,638,000	74,770,000	$ 45,213,000	$ 19,037,000
Debt Instrument Prepayment Amount		$ (0)	$ 35,507,000
CIT Loan Facility [member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility, Initiation Date		May 2021
Line Of Credit Facility Maximum Borrowing Capacity		$ 34,250,000
Description of borrowings		for the purpose of refinancing the existing indebtedness secured on the ships
Borrowings, interest rate basis		LIBOR
Borrowings, adjustment to interest rate basis		3.75%
Draw Down Date		May 10, 2021
Proceeds from borrowings, classified as financing activities		$ 34,250,000
Borrowing costs incurred		$ 500,000
Number of loan tranches		6
CIT Loan Facility [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents		$ 150,000
CIT Loan Facility [member] | Events after the reporting date [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	August 2022 the benchmark rate was amended from LIBOR to SOFR
Borrowings, adjustment to interest rate basis	3.35%
EnTrust loan facility [member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility, Initiation Date		June 2019
Line Of Credit Facility Maximum Borrowing Capacity		$ 37,000,000
Description of borrowings		for the purpose of refinancing the existing indebtedness secured on the ships and for general corporate purposes
Borrowings, interest rate basis		LIBOR
Borrowings, adjustment to interest rate basis		8.50%
Borrowings Default Interest Rate		10.50%
Prepayment Date		March 2021
Debt Instrument Prepayment Amount		$ 6,000,000.0
Amended And Restated Agreement [member] | Firment Shipping Inc. [member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility, Initiation Date		June 30, 2021
Proceeds from borrowings, classified as financing activities		$ 0
Undrawn borrowing facilities		$ 14,200,000
Borrowings, maturity		October 31, 2021